STOCK-BASED COMPENSATION - Activity (Details) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					42,288,769
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Vesting period					4 years
Vesting percentage				100.00%	100.00%
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares)	7,648,595	10,139,127	10,278,486	10,278,486	394,669	6,136,479
Granted (in shares)	0	0	0	0	42,288,769
Vested	(7,648,595)	(2,490,532)	(89,359)		(29,036,941)	(5,741,810)
Forfeited or canceled	0	0	(50,000)		(3,368,011)
Unvested at the end of the period (in shares)	0	7,648,595	10,139,127	0	10,278,486	394,669	6,136,479
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested at the beginning of the period (dollars per share)	$ 0.128	$ 0.1	$ 0.13	$ 0.13	$ 0.003	$ 0.003
Granted (dollars per share)	0	0	0		0.12
Vested (per share)	0.128	0.125	0.002		0.13	0.003
Forfeited or canceled (per share)	0	0	0		0.002
Unvested at the end of the period (dollars per share)	0	$ 0.128	$ 0.1	0	$ 0.13	$ 0.003	$ 0.003
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life (Years)		2 years	1 year 9 months		2 years	8 months 1 day	10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Unvested at the beginning of the period (dollars per share)	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.01	$ 0.01
Granted (per share)					0.07
Vested (per share)					0.01	0.01
Forfeited or canceled (per share)					0.71	0.01
Unvested at the end of the period (dollars per share)		$ 0.03	$ 0.03		0.03	$ 0.01	$ 0.01
Class D Management Incentive Units | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (dollars per share)					0.002
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Participation threshold					0.01
Class D Management Incentive Units | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (dollars per share)					0.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Participation threshold					$ 0.71